Revenue	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Revenue

15 Revenue

The Company derives its revenue principally from wholesale and retail sales of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company derives revenue from the transfer of goods at a point in time. The table below shows the Company’s revenue disaggregated by product type.

	Year Ended June 30,
	2025	2024	2023
Wholesale oils	10,592,301	11,481,072	20,451,942
High protein meals	10,863,960	9,175,505	5,577,709
Toll crushing service	58,011	222,095	2,156,827
Seeds	-	-	664,000
Other sales	297,136	291,351	198,867
Retail oils	19,891,206	12,557,199	-
Total revenues	41,702,614	33,727,222	29,049,345